Petroleum and Natural Gas Sales	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
Petroleum and Natural Gas Sales	PETROLEUM AND NATURAL GAS SALES
Petroleum and natural gas sales from contracts with customers for the Company's Canadian and U.S. operating segments is set forth in the following table.

	Years Ended December 31
	2024			2023
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$421,383	$2,063,677	$2,485,060	$574,910	$1,454,213	$2,029,123
Heavy oil	1,403,022	—	1,403,022	1,081,549	—	1,081,549
NGL	26,017	176,289	202,306	23,174	122,823	145,997
Natural gas	23,624	94,943	118,567	49,388	76,564	125,952
Total petroleum and natural gas sales	$1,874,046	$2,334,909	$4,208,955	$1,729,021	$1,653,600	$3,382,621

Included in trade receivables at December 31, 2024 is $325.7 million of accrued receivables related to delivered volumes (December 31, 2023 - $271.1 million).